Goodwill - Summary of Goodwill (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill arising from acquisition of CDMA business	¥ 29,922	¥ 29,920